Plan Description - Schedule Of Employer Contribution, Participant Compensation Matched (Details) - EBP 005	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Sum of Age and Service Years as of January 1st		6 months
Less Than 40 Years
EBP, Description of Plan [Line Items]
Sum of Age and Service Years as of January 1st	40 years
Company Contribution	2.50%
40 Through 59 Years
EBP, Description of Plan [Line Items]
Company Contribution	4.50%
40 Through 59 Years | Minimum
EBP, Description of Plan [Line Items]
Sum of Age and Service Years as of January 1st	40 years
40 Through 59 Years | Maximum
EBP, Description of Plan [Line Items]
Sum of Age and Service Years as of January 1st	59 years
60 Years And Greater
EBP, Description of Plan [Line Items]
Sum of Age and Service Years as of January 1st	60 years
Company Contribution	6.50%